Leases (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended				9 Months Ended			12 Months Ended		13 Months Ended
	Sep. 17, 2024	Jun. 03, 2024	Oct. 01, 2021	Oct. 31, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense					$ 100,000				$ 100,000
Peak Bio, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual escalations			3.00%
Interest percentage of tenant improvements				7.00%
Impairment loss on operating lease right-of-use asset											$ 3,513,999	$ 3,513,999
Operating lease, payments												177,111	786,563
Repayments of notes payable												300,000
Gain on termination lease settlement amount						4,304,725				4,304,725
Peak Bio, Inc. [Member] | Secured Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	$ 325,000
Debt instrument, payment terms	payable over twenty equal monthly instalments starting on November 1, 2024 and expiring on June 1, 2026
Peak Bio, Inc. [Member] | Palo Alto California [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent expense						67,640	109,707			263,348	465,723
Operating lease, payments														$ 0
Judgment awarded value		$ 796,773
Repayments of notes payable	$ 175,000
Gain on termination lease settlement amount						4,304,725				4,304,725
Interest expense						$ 49,931	$ 94,804			$ 214,212	$ 298,649
Peak Bio, Inc. [Member] | Palo Alto California [Member] | Secured Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	$ 325,000
Debt instrument, payment terms	The promissory note bears no interest and is payable over twenty equal monthly instalments starting on November 1, 2024 and expiring on June 1, 2026.
Peak Bio, Inc. [Member] | pH Pharma Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent expense												600,000	$ 900,000
Palo Alto Lease [Member] | Peak Bio, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expiration period				2027-04
Lessee, operating lease, renewal term				5 years
Rent expense				$ 89,000
Annual escalations			3.00%
Payments for tenant improvements				$ 300,000
Interest percentage of tenant improvements			7.00%
Impairment loss on operating lease right-of-use asset								$ 3,513,999
Operating lease liability												$ 4,439,235